Osterweis Strategic Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

CORPORATE BONDS - 70.5%	Par	Value
Aerospace & Defense - 0.4%
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	$20,000,000	$19,459,514

Automobile Components - 5.0%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)	12,650,000	12,959,609
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	9,540,000	9,552,049
6.50%, 04/01/2027	9,260,000	9,255,161
6.88%, 07/01/2028	40,000,000	39,959,176
Patrick Industries, Inc., 7.50%, 10/15/2027 (a)	51,339,000	51,905,166
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029 (a)	54,702,000	46,950,480
The Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	88,511,000	88,866,018
5.00%, 07/15/2029	14,500,000	13,513,903
		272,961,562

Automobiles - 1.1%
Ford Motor Co., 9.63%, 04/22/2030	9,000,000	10,484,618
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	34,500,000	33,736,938
4.69%, 06/09/2025	10,000,000	9,888,593
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	10,000,000	8,781,801
		62,891,950

Beverages - 0.3%
Primo Water Holdings, Inc., 4.38%, 04/30/2029 (a)	19,700,000	18,167,884

Biotechnology - 0.9%
AbbVie, Inc., 3.80%, 03/15/2025	51,823,000	51,192,314

Building Products - 1.1%
Griffon Corp., 5.75%, 03/01/2028	60,288,000	58,214,153
Masterbrand, Inc., 7.00%, 07/15/2032 (a)	4,500,000	4,555,220
		62,769,373

Capital Markets - 2.3%
Ares Capital Corp., 4.25%, 03/01/2025	26,487,000	26,163,329
Blackstone Private Credit Fund, 2.35%, 11/22/2024	51,050,000	50,317,792
Oppenheimer Holdings, Inc., 5.50%, 10/01/2025	50,650,000	49,963,186
		126,444,307

Chemicals - 1.3%
Consolidated Energy Finance SA
6.50%, 05/15/2026(a)	7,050,000	6,827,171
5.63%, 10/15/2028(a)	31,700,000	26,979,914
12.00%, 02/15/2031(a)	19,750,000	20,395,588
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029 (a)	17,500,000	18,609,360
		72,812,033

Commercial Services & Supplies - 1.3%
GFL Environmental, Inc., 5.13%, 12/15/2026 (a)	11,100,000	10,984,931
Pitney Bowes, Inc., 7.25%, 03/15/2029 (a)	64,620,000	58,211,311
		69,196,242

Computers & Peripherals - 2.9%
CPI Acquisition, Inc., 8.63%, 03/15/2026 (a)	50,543,000	51,666,723
CPI CG, Inc., 10.00%, 07/15/2029 (a)	31,400,000	32,522,487
Xerox Holdings Corp.
5.00%, 08/15/2025(a)	31,001,000	30,445,561
5.50%, 08/15/2028(a)	22,339,000	19,295,358
8.88%, 11/30/2029(a)	28,000,000	26,727,295
		160,657,424

Construction & Engineering - 3.3%
APi Group DE, Inc., 4.13%, 07/15/2029 (a)	39,750,000	36,202,388
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (a)	51,157,000	48,333,620
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	30,747,000	27,503,262
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (a)	46,500,000	43,958,696
Tutor Perini Corp., 11.88%, 04/30/2029 (a)	24,500,000	26,383,658
		182,381,624

Consumer Finance - 2.7%
Bread Financial Holdings, Inc., 7.00%, 01/15/2026 (a)	9,870,000	9,866,922
Enova International, Inc.
8.50%, 09/15/2025(a)	68,837,000	68,982,040
11.25%, 12/15/2028(a)	11,750,000	12,562,501
FirstCash, Inc.
4.63%, 09/01/2028(a)	15,000,000	14,113,732
5.63%, 01/01/2030(a)	19,500,000	18,488,798
6.88%, 03/01/2032(a)	24,500,000	24,533,417
		148,547,410

Consumer Staples Distribution & Retail - 3.0%
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (a)	45,765,000	33,003,412
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	49,500,000	50,803,385
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	14,550,000	14,243,360
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	50,549,000	45,683,345
US Foods, Inc., 4.75%, 02/15/2029 (a)	23,384,000	22,198,127
		165,931,629

Containers & Packaging - 0.4%
Sealed Air Corp., 5.13%, 12/01/2024 (a)	21,177,000	21,141,529

Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029 (a)	7,800,000	6,975,219

Electronic Equipment, Instruments & Components - 0.7%
CDW LLC / CDW Finance Corp., 4.13%, 05/01/2025	40,138,000	39,509,029

Entertainment - 0.4%
Banijay Entertainment SASU, 8.13%, 05/01/2029 (a)	19,500,000	19,963,939

Financial Services - 4.4%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	25,489,000	24,673,319
Fiserv, Inc., 2.75%, 07/01/2024	26,474,000	26,474,000
HAS Capital Income Opportunity Fund II LLC, 8.00%, 12/31/2024 (a)(b)	21,807,000	12,078,548
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026(a)	13,250,000	12,980,940
5.50%, 08/15/2028(a)	24,680,000	23,739,228
5.13%, 12/15/2030(a)	9,500,000	8,719,815
5.75%, 11/15/2031(a)	18,000,000	16,933,365
PennyMac Financial Services, Inc., 5.38%, 10/15/2025 (a)	62,580,000	62,065,436
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	24,680,000	24,517,862
5.75%, 06/15/2027(a)	7,000,000	6,840,072
5.50%, 04/15/2029(a)	20,820,000	19,795,850
		238,818,435

Food Products - 0.6%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	35,438,000	31,192,602

Ground Transportation - 0.5%
RXO, Inc., 7.50%, 11/15/2027 (a)	24,500,000	25,055,782

Health Care Providers & Services - 0.9%
AMN Healthcare, Inc., 4.63%, 10/01/2027 (a)	8,000,000	7,630,434
Owens & Minor, Inc., 4.50%, 03/31/2029 (a)	45,710,000	39,450,793
		47,081,227

Hotels, Restaurants & Leisure - 4.2%
Caesars Entertainment, Inc., 6.25%, 07/01/2025 (a)	49,369,000	49,369,000
Carnival Corp.
7.63%, 03/01/2026(a)	23,616,000	23,867,038
5.75%, 03/01/2027(a)	9,500,000	9,391,543
6.00%, 05/01/2029(a)	19,750,000	19,528,111
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 08/15/2028 (a)	27,170,000	19,866,486
Las Vegas Sands Corp., 2.90%, 06/25/2025	23,400,000	22,729,206
NCL Corp. Ltd.
3.63%, 12/15/2024(a)	16,844,000	16,689,835
5.88%, 03/15/2026(a)	12,000,000	11,873,167
Royal Caribbean Cruises Ltd., 8.25%, 01/15/2029 (a)	30,076,000	31,777,219
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (a)	22,731,000	22,856,271
		227,947,876

Household Durables - 3.1%
Adams Homes, Inc., 9.25%, 10/15/2028 (a)	34,500,000	35,425,566
Empire Communities Corp., 9.75%, 05/01/2029 (a)	48,250,000	49,154,688
Installed Building Products, Inc., 5.75%, 02/01/2028 (a)	6,750,000	6,607,330
Mattamy Group Corp., 5.25%, 12/15/2027 (a)	24,500,000	23,825,232
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	7,750,000	8,096,619
The New Home Co., Inc., 9.25%, 10/01/2029 (a)	47,500,000	47,675,281
		170,784,716

Industrial Conglomerates - 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	34,863,000	34,619,207

Industrial Power & Renewable Electricity Products - 1.3%
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (a)	72,208,000	72,129,247

IT Services - 1.1%
Unisys Corp., 6.88%, 11/01/2027 (a)	66,074,000	58,058,451

Leisure Products - 0.1%
Acushnet Co., 7.38%, 10/15/2028 (a)	3,000,000	3,110,955

Machinery - 1.9%
The Manitowoc Co., Inc., 9.00%, 04/01/2026 (a)	60,080,000	60,146,508
Wabash National Corp., 4.50%, 10/15/2028 (a)	46,750,000	42,126,040
		102,272,548

Media - 0.9%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/2027 (a)	55,300,000	52,067,125

Metals & Mining - 3.4%
Century Aluminum Co., 7.50%, 04/01/2028 (a)	25,165,000	25,414,360
Coeur Mining, Inc., 5.13%, 02/15/2029 (a)	66,150,000	62,081,815
Hecla Mining Co., 7.25%, 02/15/2028	61,347,000	61,450,124
Perenti Finance Pty Ltd., 7.50%, 04/26/2029 (a)	12,000,000	12,246,228
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	26,325,000	23,881,929
		185,074,456

Mortgage Real Estate Investment Trusts - REITS - 2.9%
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025(a)	29,304,000	29,298,684
3.38%, 06/15/2026(a)	31,200,000	29,467,567
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027 (a)	44,341,000	42,750,577
Starwood Property Trust, Inc., 3.75%, 12/31/2024 (a)	55,529,000	54,846,182
		156,363,010

Oil, Gas & Consumable Fuels - 2.7%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 04/15/2025(a)	17,064,000	17,162,783
9.75%, 07/15/2028(a)	29,232,000	27,713,309
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	51,550,000	52,134,835
8.88%, 04/15/2030	10,000,000	10,529,090
Global Partners LP / GLP Finance Corp., 7.00%, 08/01/2027	30,750,000	30,899,014
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (a)	6,750,000	6,883,333
		145,322,364

Passenger Airlines - 4.3%
Allegiant Travel Co., 7.25%, 08/15/2027 (a)	60,225,000	57,378,725
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)	67,383,891	66,834,173
Delta Air Lines, Inc., 2.90%, 10/28/2024	57,840,000	57,274,753
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	12,000,000	12,031,488
United Airlines, Inc., 4.38%, 04/15/2026 (a)	40,581,000	39,247,289
		232,766,428

Professional Services - 1.6%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	74,500,000	69,685,147
KBR, Inc., 4.75%, 09/30/2028 (a)	20,000,000	18,688,100
		88,373,247

Software - 0.9%
Fair Isaac Corp., 5.25%, 05/15/2026 (a)	13,885,000	13,743,806
NCR Voyix Corp.
5.00%, 10/01/2028(a)	5,750,000	5,433,475
5.13%, 04/15/2029(a)	10,000,000	9,430,871
Oracle Corp., 2.95%, 11/15/2024	18,810,000	18,616,416
		47,224,568

Specialized REITs - 0.8%
GLP Capital LP / GLP Financing II, Inc., 3.35%, 09/01/2024	24,089,000	24,018,780
Iron Mountain, Inc., 5.25%, 03/15/2028 (a)	20,000,000	19,369,387
		43,388,167

Specialty Retail - 2.9%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	15,000,000	15,007,945
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (a)	54,664,000	50,765,375
Penske Automotive Group, Inc., 3.50%, 09/01/2025	6,559,000	6,392,931
Sonic Automotive, Inc., 4.63%, 11/15/2029 (a)	34,500,000	31,183,315
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	57,600,000	55,305,249
		158,654,815

Textiles, Apparel & Luxury Goods - 0.1%
The William Carter Co., 5.63%, 03/15/2027 (a)	8,013,000	7,911,346

Trading Companies & Distributors - 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.88%, 08/14/2024	15,533,000	15,471,340
Aviation Capital Group LLC, 5.50%, 12/15/2024 (a)	18,530,000	18,482,439
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027 (a)	52,500,000	50,833,949
GGAM Finance Ltd., 7.75%, 05/15/2026 (a)	39,500,000	40,330,922
Herc Holdings, Inc., 5.50%, 07/15/2027 (a)	32,823,000	32,341,890
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028(a)	19,500,000	20,572,266
8.13%, 03/30/2029(a)	7,000,000	7,405,986
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	16,750,000	17,085,034
		202,523,826

Transportation Infrastructure - 0.4%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028 (a)	25,600,000	23,109,504
TOTAL CORPORATE BONDS (Cost $3,966,413,854)		3,854,852,884

CONVERTIBLE BONDS - 7.5%	Par	Value
Automobile Components - 0.1%
Patrick Industries, Inc., 1.75%, 12/01/2028	6,250,000	7,589,844

Automobiles - 0.1%
Ford Motor Co., 0.00%, 03/15/2026 (c)	5,775,000	5,852,963

Biotechnology - 1.5%
BioMarin Pharmaceutical, Inc., 0.60%, 08/01/2024	81,428,000	80,963,751

Broadline Retail - 0.1%
Etsy, Inc., 0.25%, 06/15/2028	7,750,000	6,114,313

Consumer Finance - 0.9%
EZCORP, Inc.
2.38%, 05/01/2025	12,500,000	12,184,868
3.75%, 12/15/2029(a)	9,750,000	11,241,116
LendingTree, Inc., 0.50%, 07/15/2025	27,517,000	25,625,206
		49,051,190

Health Care Equipment & Supplies - 0.3%
Haemonetics Corp., 0.00%, 03/01/2026 (c)	17,750,000	16,001,625

IT Services - 0.4%
BigBear.ai Holdings, Inc., 6.00%, 12/15/2026 (a)	28,350,000	20,546,804

Machinery - 0.1%
John Bean Technologies Corp., 0.25%, 05/15/2026	9,450,000	8,699,670

Passenger Airlines - 0.1%
Southwest Airlines Co., 1.25%, 05/01/2025	7,675,000	7,711,456

Pharmaceuticals - 1.4%
Jazz Investments I Ltd.
1.50%, 08/15/2024	69,510,000	69,162,450
2.00%, 06/15/2026	6,650,000	6,412,263
		75,574,713

Software - 2.5%
BlackLine, Inc., 0.13%, 08/01/2024	51,831,000	51,675,507
Jamf Holding Corp., 0.13%, 09/01/2026	10,600,000	9,398,427
Pegasystems, Inc., 0.75%, 03/01/2025	69,250,000	66,895,500
Tyler Technologies, Inc., 0.25%, 03/15/2026	6,750,000	7,425,000
		135,394,434
TOTAL CONVERTIBLE BONDS (Cost $423,752,841)		413,500,763

COMMON STOCKS - 1.0%	Shares	Value
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers, Inc.(b)(d)	4,649,942	5,114,936
Tops Holding, Litigation Trust Proceeds(b)(d)	61,582,000	46,248
		5,161,184

Metals & Mining - 0.9%
Real Alloy Equity(b)(d)	705	49,783,507
TOTAL COMMON STOCKS (Cost $48,532,137)		54,944,691

SHORT-TERM INVESTMENTS - 20.4%
Commercial Paper - 10.7%	Par
Aerospace & Defense — 0.8%
L3Harris Technologies, Inc., 5.54%, 07/22/2024(e)	46,650,000	46,478,981

Automobile Components — 1.1%
Magna International, Inc., 5.56%, 08/13/2024(e)	44,000,000	43,688,773
Magna International, Inc., 5.58%, 08/26/2024(e)	16,000,000	15,854,615

Automobiles — 1.7%
Harley-Davidson Funding Corp., 6.05%, 07/03/2024(e)	24,000,000	23,981,593
Harley-Davidson Funding Corp., 6.05%, 07/02/2024(e)	20,000,000	19,987,732
VW Credit, Inc., 5.60%, 08/27/2024(e)	50,000,000	49,535,416
		93,504,741

Broadline Retail — 1.0%
Dollarama, Inc., 5.68%, 07/10/2024(e)	52,979,000	52,880,779

Building Products — 0.5%
AGC Capital, Inc., 5.55%, 07/25/2024(e)	27,037,000	26,923,046

Capital Markets — 0.9%
Brookfield Infrastructure Partners L.P., 5.94%, 07/09/2024(e)	50,000,000	49,916,469

Chemicals — 1.2%
FMC Corp., 6.13%, 07/15/2024(e)	64,000,000	63,815,836

Hotels, Restaurants & Leisure — 0.7%
Marriott International, Inc., 5.53%, 07/24/2024(e)	40,050,000	39,888,692

Oil, Gas & Consumable Fuels — 0.6%
Targa Resources Corp., 6.03%, 07/25/2024(e)	24,000,000	23,892,936
Targa Resources Corp., 6.03%, 07/02/2024(e)	10,000,000	9,993,558

Specialized REITs — 1.3%
Crown Castle International Corp., 5.82%, 07/30/2024(e)	50,000,000	49,741,052
Crown Castle International Corp., 5.84%, 07/09/2024(e)	20,000,000	19,964,907

Trading Companies & Distributors — 0.9%
Aviation Capital Group LLC, 5.82%, 07/01/2024(e)	47,000,000	46,978,461
Total Commercial Paper (Cost $583,799,292)		583,522,846

Money Market Funds - 4.3%	Shares
Federated Hermes US Treasury Cash Reserves - Class Institutional, 5.17%(f)	116,563,506	116,563,506
MSILF Treasury Securities Portfolio - Class Institutional, 5.15%(f)	116,563,506	116,563,506
		233,127,012

U.S. Treasury Bills - 5.4%	Par
5.32%, 07/18/2024(e)	100,000,000	99,751,847
5.32%, 08/15/2024(e)	100,000,000	99,348,031
5.32%, 09/05/2024(e)	99,000,000	98,054,839
		297,154,717
TOTAL SHORT-TERM INVESTMENTS (Cost $1,114,069,263)		1,113,804,575

TOTAL INVESTMENTS - 99.4% (Cost $5,552,768,095)		$5,437,102,913
Other Assets in Excess of Liabilities - 0.6%		33,242,937
TOTAL NET ASSETS - 100.0%		$5,470,345,850

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $3,020,406,904 or 55.2% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $67,023,239 or 1.2% of net assets as of June 30, 2024.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Non-income producing security.
(e)	The rate shown is the effective yield as of June 30, 2024.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Osterweis Strategic Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	–	3,842,774,336	12,078,548	3,854,852,884
Convertible Bonds	–	413,500,763	–	413,500,763
Common Stocks	–	–	54,944,691	54,944,691
Commercial Paper	–	583,522,846	–	583,522,846
Money Market Funds	233,127,012	–	–	233,127,012
U.S. Treasury Bills	–	297,154,717	–	297,154,717
Total Investments	233,127,012	5,136,952,662	67,023,239	5,437,102,913

Refer to the Schedule of Investments for additional information.